DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (720)	$ (887)
Recognised in income	37	167
Balance at end of year	(757)	(720)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	724	1,018
Recognised in income	(258)	(294)
Balance at end of year	466	724
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(4,072)	(6,099)
Recognised in income	103	2,027
Balance at end of year	(3,969)	(4,072)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	750	642
Recognised in income	(130)	108
Balance at end of year	620	750
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,159	3,622
Recognised in income	(288)	(1,463)
Balance at end of year	1,871	2,159
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	433	216
Recognised in income	583	217
Balance at end of year	1,016	433
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(714)	(286)
Recognised in income	(47)	(428)
Balance at end of year	$ (761)	$ (714)